Filed pursuant to Rule 497(e)

File Nos. 033-11716 and 811-5018

SUPPLEMENT DATED NOVEMBER 1, 2004

TO PROSPECTUS (THE “COMBINED PROSPECTUS”)

AND

STATEMENT OF ADDITIONAL INFORMATION

(THE “COMBINED SAI”)

DATED FEBRUARY 27, 2004,

RELATING TO:

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO,

SMITH BARNEY LARGE CAP CORE PORTFOLIO,

SMITH BARNEY GROWTH AND INCOME PORTFOLIO,

&

SB GOVERNMENT PORTFOLIO

On November 1, 2004, Smith Barney Large Cap Core Portfolio was renamed Smith Barney Dividend Strategy Portfolio. Shares of such fund are no longer being offered by means of the Combined Prospectus or the Combined SAI.

FD 03063

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